Share-based payments - Share awards and Other information (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based payments
Balance at the beginning of the period (in shares)	245	200	182
Granted (in shares)	108	135	88
Vested (in shares)	(56)	(44)	(39)
forfeited (in shares)	(30)	(46)	(31)
Balance at the end of the period (in shares)	267	245	200
Weighted average fair value at the beginning of the period	£ 1.41	£ 1.92	£ 2.04
Granted (per share)	0.99	1.00	1.82
Vested (per share)	1.56	2.10	2.21
Forfeited (per share)	1.10	1.76	1.97
Weighted average fair value at the end of the period	£ 1.20	£ 1.41	£ 1.92
Total fair value of shares vested	£ 108	£ 92	£ 86
Compensation cost	£ 135	£ 134	£ 132
Average share price	£ 1.208	£ 1.359	£ 1.683